Debt - Schedule of Debt Instruments (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Net		$ 11,649,229,000	$ 9,205,559,000
Unamortized Debt Issuance Costs, Noncurrent	[1]	(177,609,000)	(154,551,000)
Current Debt, Working Capital Facility		223,500,000	15,000,000
Total Debt, Net		11,872,729,000	9,220,559,000
Accounting Standards Update 2015-03 [Member] | Debt Issuance Costs, Net [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			(154,551,000)
Accounting Standards Update 2015-03 [Member] | Long-term Debt, Net [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			154,551,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 2,007,181,000	2,008,718,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
Debt Instrument, Unamortized Premium		$ 7,181,000	8,718,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 1,505,657,000	1,506,392,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
Debt Instrument, Unamortized Premium		$ 5,657,000	6,392,000
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage		5.875%
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage		5.00%
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net		$ 314,000,000	$ 845,000,000
Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility		223,500,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200,000,000.0

[1]	Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $154.6 million from debt issuance costs, net to long-term debt, net as of December 31, 2015.